BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

NOTE 4 — BUSINESS COMBINATIONS

Genius Group Ltd.’s Acquisition of Entrepreneur Resorts

On July 17, 2020, Genius Group Ltd acquired 97.8% of the voting equity interest of Entrepreneur Resorts, an entity under common control with Genius Group Ltd, and its wholly-owned subsidiaries, for $30,997,810 of purchase consideration, made up of $30,997,810 of Genius Group Ltd ordinary shares. Entrepreneur Resorts operates entrepreneur resorts and cafes.

Below is a summary of the allocation of the purchase consideration to the fair value of the assets and liabilities associated with Entrepreneur Resorts at acquisition.

Amount
Cash and cash equivalents	1,376,396
Accounts receivable, net	196,434
Due from related parties	3,171
Inventories	157,927
Prepaid expenses and other current assets	613,164
Property and equipment, net	6,865,544
Operating lease right-of-use asset	1,740,083
Other intangible assets	67,849
Goodwill	1,209,953
Total acquired assets	12,230,521
Less: Acquired liabilities Accounts payable	56,490
Accrued expenses and other current liabilities	1,013,665
Deferred revenue	564,215
Operating lease liabilities – current portion	519,740
Deferred tax liability	607,270
Operating lease liabilities – non-current portion	1,311,110
Loans payable – non-current portion	1,000,000
Convertible debt obligations	1,220,450
Total acquired liabilities	6,292,940
Net assets	$5,937,581
Net assets acquired – 97.8% controlling interest	$5,806,954

The difference between the purchase consideration and the total of net assets acquired amounts to $25,190,856 and is recorded under Reserves.

The operating results of Entrepreneur Resorts were consolidated with Genius Group for the years ended December 31, 2020 on the basis that the entities were under common control. As such, the revenue and profit or loss of Entrepreneur Resorts for both years have been included in the consolidated statements of operations and comprehensive loss in full.